Statement of cash flows, indirect method (Parentheticals) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Of Which Hyperinflation Effect From Operating Activities	€ 2,692	€ 0	€ 0
Of Which Hyperinflation Effect From Investing Activities	759	0	0
Of Which Hyperinflation Effect From Financing Activities	€ 0	€ 0	€ 0